Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 821,478	¥ 820,037	¥ 730,734
Amount capitalized	(192,397)	(161,232)	(132,800)
Amortization and impairment losses of capitalized development costs	175,042	148,100	153,922
Total	¥ 804,123	¥ 806,905	¥ 751,856